Transmittal Letter
[Letterhead of John L. Thomas, Esq.]

September 25, 2008

U. S. Securities and Exchange Commission
100 F Street, NW
Washington, D.C.  20549

Re:	UHF Incorporated
Commission File No. 000-49729
Quarterly Report on Form 10-Q/A

Dear Madam or Sir:

On behalf of my client, UHF Incorporated, enclosed for filing is my clients’ amendment to its Quarterly Report for the quarter ended June 30, 2008 on Form 10-Q/A.

All communications regarding the filing may be directed to the undersigned at (856) 234.0960.

Very Truly Yours,
/s/ John L. Thomas
encl.